CALAMOS® CONVERTIBLE OPPORTUNITIES AND INCOME FUND

Supplement dated April 9, 2014 to the Prospectus and

Statement of Additional Information, each dated March 1, 2014

Effective April 30, 2014, Mr. Jeff Scudieri will no longer be a member of the investment team managing the Calamos Convertible Opportunities and Income Fund. All references to Mr. Scudieri are hereby deleted from the Prospectus and Statement of Additional Information as of that date.

Please retain this supplement for future reference.

CHISPT 04/14